Fair Value Measurements - Liabilities Measured a Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 01, 2017	Jul. 02, 2016
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning of year	$ 28.4	$ 19.4
Increase to contingent earnout obligation	6.8	9.0
Reversal of contingent earnout obligation	(35.2)	0.0
End of year	$ 0.0	$ 28.4